Commitments and contingent obligations	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingent obligations
17.	Commitments and contingent obligations:
(a)	As of December 31, 2016, the minimum future revenues to be received on committed time charter party agreements and interest income from direct financing leases are approximately:

2017	$795,386
2018	790,366
2019	762,699
2020	722,489
2021	650,781
Thereafter	1,445,727
$5,167,448

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements currently in effect and assume no renewals or extensions.

(b)	As of December 31, 2016, based on the contractual delivery dates, the Company has outstanding commitments of $468,982,000 in 2017 for installment payments for vessels under construction.

(c)

As of December 31, 2016, the commitment under operating leases for vessels is $1,340,050,000 for 2017 to 2028 and office space is $9,660,000 for 2017 to 2024.  Total commitments under these leases are as follows:

2017	$130,265
2018	131,209
2019	132,329
2020	133,432
2021	135,248
Thereafter	687,227
$1,349,710